Cost of Sales - Disclosure of production costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Labour costs, including contractors	R 19,760	R 19,350	R 17,585
Consumables	9,982	8,581	7,218
Water and electricity	6,342	6,009	5,138
Insurance1	551	230	208
Transportation1	281	185	177
Change in inventory	(11)	21	69
Capitalisation of mine development costs	(2,349)	(2,576)	(2,117)
Stripping activities	(1,514)	(1,096)	(1,047)
Royalty expense	652	360	637
Other	1,172	2,035	1,906
Production costs	R 34,866	R 33,099	R 29,774